Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$65	1.25%
[1]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/ for more recent performance information.
Net Assets	$ 103,724,331
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 377,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,724,331
Number of Holdings	40
Net Advisory Fee	$377,583
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.6%
Advance Auto Parts, Inc.	5.1%
Dollar General Corp.	3.9%
Baxter International, Inc.	3.9%
Universal Health Services, Inc. - Class B	3.3%
Fresenius Medical Care AG & Co. KGaA	3.2%
Oshkosh Corp.	3.2%
Capital One Financial Corp.	3.0%
Global Payments, Inc.	3.0%
Adient PLC	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzvmx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Mid Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.90%
[2]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/ for more recent performance information.
Net Assets	$ 103,724,331
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 377,583
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$103,724,331
Number of Holdings	40
Net Advisory Fee	$377,583
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Humana, Inc.	5.6%
Advance Auto Parts, Inc.	5.1%
Dollar General Corp.	3.9%
Baxter International, Inc.	3.9%
Universal Health Services, Inc. - Class B	3.3%
Fresenius Medical Care AG & Co. KGaA	3.2%
Oshkosh Corp.	3.2%
Capital One Financial Corp.	3.0%
Global Payments, Inc.	3.0%
Adient PLC	3.0%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/mid-cap-value-fund-pzimx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Investor Class
Trading Symbol	PZVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$78	1.43%
[3]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/ for more recent performance information.
Net Assets	$ 2,839,584,836
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 12,072,883
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,839,584,836
Number of Holdings	65
Net Advisory Fee	$12,072,883
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.7%
Alibaba Group Holding, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.6%
Haier Smart Home Co., Ltd. - Class H	2.6%
Tencent Holdings, Ltd.	2.4%
First American Government Obligations Fund - Class X	2.3%
Credicorp, Ltd.	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pzvex/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	PZIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Emerging Markets Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$59	1.08%
[4]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/ for more recent performance information.
Net Assets	$ 2,839,584,836
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 12,072,883
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$2,839,584,836
Number of Holdings	65
Net Advisory Fee	$12,072,883
Portfolio Turnover	12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Samsung Electronics Co., Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
China Overseas Land & Investment, Ltd.	2.7%
WH Group, Ltd.	2.7%
Alibaba Group Holding, Ltd.	2.6%
Galaxy Entertainment Group, Ltd.	2.6%
Haier Smart Home Co., Ltd. - Class H	2.6%
Tencent Holdings, Ltd.	2.4%
First American Government Obligations Fund - Class X	2.3%
Credicorp, Ltd.	2.2%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/emerging-markets-value-fund-pziex/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$69	1.31%
[5]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/ for more recent performance information.
Net Assets	$ 46,490,909
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 104,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$46,490,909
Number of Holdings	49
Net Advisory Fee	$104,084
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Adient PLC	3.7%
Resideo Technologies, Inc.	3.6%
Spectrum Brands Holdings, Inc.	3.4%
MRC Global, Inc.	3.1%
TriMas Corp.	3.1%
American Woodmark Corp.	3.0%
Douglas Dynamics, Inc.	2.9%
Aebi Schmidt Holding AG	2.7%
Webster Financial Corp.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzvsx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$53	1.00%
[6]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/ for more recent performance information.
Net Assets	$ 46,490,909
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 104,084
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$46,490,909
Number of Holdings	49
Net Advisory Fee	$104,084
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Advance Auto Parts, Inc.	4.3%
Adient PLC	3.7%
Resideo Technologies, Inc.	3.6%
Spectrum Brands Holdings, Inc.	3.4%
MRC Global, Inc.	3.1%
TriMas Corp.	3.1%
American Woodmark Corp.	3.0%
Douglas Dynamics, Inc.	2.9%
Aebi Schmidt Holding AG	2.7%
Webster Financial Corp.	2.5%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/small-cap-value-fund-pzisx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	PZVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$75	1.33%
[7]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.33%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/ for more recent performance information.
Net Assets	$ 195,826,004
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 636,674
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$195,826,004
Number of Holdings	46
Net Advisory Fee	$636,674
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.8%
WONIK IPS Co., Ltd.	3.5%
Signify N.V.	3.3%
Elders, Ltd.	3.1%
C&C Group PLC	2.9%
Nokian Renkaat Oyj	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.8%
Permanent TSB Group Holdings PLC	2.8%
Aurubis AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pzvix/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	PZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Small Cap Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.03%
[8]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.03%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/ for more recent performance information.
Net Assets	$ 195,826,004
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 636,674
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$195,826,004
Number of Holdings	46
Net Advisory Fee	$636,674
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% of Net Assets)
Origin Enterprises PLC	3.8%
WONIK IPS Co., Ltd.	3.5%
Signify N.V.	3.3%
Elders, Ltd.	3.1%
C&C Group PLC	2.9%
Nokian Renkaat Oyj	2.9%
Unicaja Banco S.A.	2.8%
Sabre Insurance Group PLC	2.8%
Permanent TSB Group Holdings PLC	2.8%
Aurubis AG	2.7%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-small-cap-value-fund-pziix/
Investor Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Investor Class
Trading Symbol	PZVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$54	1.00%
[9]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/ for more recent performance information.
Net Assets	$ 116,799,923
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 263,969
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$116,799,923
Number of Holdings	68
Net Advisory Fee	$263,969
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% Net Assets)
Daimler Truck Holding AG	2.9%
Rexel S.A.	2.7%
BASF SE	2.6%
Reckitt Benckiser Group PLC	2.5%
Bank of Ireland Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.4%
Danske Bank A/S	2.3%
HSBC Holdings PLC	2.3%
ING Groep N.V.	2.3%
Galaxy Entertainment Group, Ltd.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzvnx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Pzena International Value Fund
Class Name	Institutional Class
Trading Symbol	PZINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pzena International Value Fund for the period of March 1, 2025, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/. You can also request this information by contacting us at 1-844-796-1996.
Additional Information Phone Number	1-844-796-1996
Additional Information Website	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.74%
[10]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Updated Performance Information Location [Text Block]	Visit https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/ for more recent performance information.
Net Assets	$ 116,799,923
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 263,969
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$116,799,923
Number of Holdings	68
Net Advisory Fee	$263,969
Portfolio Turnover	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Holdings	(% Net Assets)
Daimler Truck Holding AG	2.9%
Rexel S.A.	2.7%
BASF SE	2.6%
Reckitt Benckiser Group PLC	2.5%
Bank of Ireland Group PLC	2.5%
Samsung Electronics Co., Ltd.	2.4%
Danske Bank A/S	2.3%
HSBC Holdings PLC	2.3%
ING Groep N.V.	2.3%
Galaxy Entertainment Group, Ltd.	2.3%
Sector Breakdown (% of Net Assets)
Geographic Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://www.pzena.com/americas/institutional-investors/funds/us-mutual-funds/international-value-fund-pzinx/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized